Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Accounts Payables Explanatory [Abstract]
Schedule of composition of accounts payable
	December 31,
	2021	2020
	U.S. dollars in thousands

Trade payables	2	2
Accrued expenses	229	252

	231	254

Schedule of carrying amount of other accounts payable
	December 31,
	2021	2020
	U.S. dollars in thousands

U.S. dollars	180	160
NIS (not linked to the Israeli CPI)	51	94

	231	254